CXApp Acquisition - Schedule of Acquisition by Acquisition, Contingent Consideration (Details) - CXApp - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2021
Current
Option payout			$ 296
Bonus payout			34
Seller transaction expenses			72
Miscellaneous accrued expenses			174
Total current			576
Noncurrent
Option payout			493
Bonus payout			57
Holdback funds			4,875
Total noncurrent			5,425
Total acquisition liability	$ 197		6,001
Less adjustment to holdback funds due to measurement period adjustment			$ (209)
Less: Payments made	$ (5,135)	$ (460)